3. Loans (Details 7) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($) Integer
TDR Loans
Post-modification outstanding recorded investment	$ 4,300	$ 4,700
Single-family residential
TDR Loans
Number of contracts | Integer	2	2
Pre-modification outstanding recorded investment	$ 94	$ 94
Post-modification outstanding recorded investment	$ 94	$ 94
Total TDR Loans
TDR Loans
Number of contracts | Integer	2	2
Pre-modification outstanding recorded investment	$ 94	$ 94
Post-modification outstanding recorded investment	$ 94	$ 94